Bank Borrowings - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Schedule Of Short And Long Term Debt [Line Items]
Short-term bank borrowings, weighted Average Interest rate	4.22%	4.22%	5.69%
Unused loan facilities (in RMB) or (in dollars)	$ 110,327	¥ 766,000	¥ 414,000
Long Term Bank Borrowings
Schedule Of Short And Long Term Debt [Line Items]
Long-term bank borrowings, weighted average interest rate	5.85%	5.85%	6.59%
Minimum
Schedule Of Short And Long Term Debt [Line Items]
Short-term bank borrowings, term	2 months
Maximum
Schedule Of Short And Long Term Debt [Line Items]
Short-term bank borrowings, term	1 year